Share-Based Compensation - Summary of Share Based Payment Award Stock Options Valuation Assumptions Under Black-Scholes Option Pricing Model (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term		6 years 3 months
Expected volatility (Minimum)		110.00%
Expected volatility (Maximum)		120.00%
Expected dividend yield		$ 0
Risk-free interest rate (Minimum)		0.46%
Risk-free interest rate (Maximum)		0.56%
Prior to Cancellation Of PredaSAR Plan [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility (Minimum)	105.00%
Expected volatility (Maximum)	105.00%
Risk-free interest rate (Minimum)	0.95%
Risk-free interest rate (Maximum)	0.95%
Prior to Cancellation Of PredaSAR Plan [Member] | Minimum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term	5 years 6 months
Expected dividend yield	$ 0
Prior to Cancellation Of PredaSAR Plan [Member] | Maximum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term	6 years 3 days
Expected dividend yield	$ 0